Other non-current assets - Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other non-current assets..
Cost at beginning	$ 76,659	$ 76,659	$ 1,659
Additions of the year			75,000
Cost at ending	76,659	76,659	76,659
Fair value adjustments at beginning	(37,501)	(23,490)	4,648
Fair value adjustment of the year through profit or loss		4,256	11,152
Fair value adjustment of the year through OCI	(1,915)	(18,267)	(39,290)
Fair value adjustments at ending	(39,416)	(37,501)	(23,490)
Net book value at ending	$ 37,243	$ 39,158	$ 53,169